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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-08895

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                               VOYA FUNDS TRUST
              (Exact name of registrant as specified in charter)

                               -----------------

                   7337 E. Doubletree Ranch Road, Suite 100
                             Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)

      (Name and address of agent for service)        With copies to:

              Theresa K. Kelety, Esq.            Elizabeth J. Reza, Esq.
               Voya Investments, LLC                Ropes & Gray LLP
      7337 E. Doubletree Ranch Road, Suite 100      Prudential Tower,
                Scottsdale, AZ 85258               800 Boylston Street
                                                    Boston, MA  02199

      Registrant's telephone number, including area code: (800) 992-0180

                               -----------------

      Date of fiscal year end: March 31

      Date of reporting period: July 1, 2019 - June 30, 2020

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Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-08895
Reporting Period: 07/01/2019 - 06/30/2020
Voya Funds Trust


=========================== Voya Floating Rate Fund ============================


CUMULUS MEDIA INC.

Ticker:       CMLS           Security ID:  231082801
Meeting Date: APR 30, 2020   Meeting Type: Annual
Record Date:  MAR 18, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mary G. Berner           For       For          Management
1.2   Elect Director David M. Baum            For       For          Management
1.3   Elect Director Matthew C. Blank         For       For          Management
1.4   Elect Director Thomas H. Castro         For       For          Management
1.5   Elect Director Joan Hogan Gillman       For       For          Management
1.6   Elect Director Andrew W. Hobson         For       For          Management
1.7   Elect Director Brian G. Kushner         For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
4     Approve Omnibus Stock Plan              For       Against      Management




============================ Voya GNMA Income Fund =============================


This fund had no proxy voting activity during the reporting period.




====================== Voya Government Money Market Fund =======================


This fund had no proxy voting activity during the reporting period.




========================== Voya High Yield Bond Fund ===========================


GOLDMAN SACHS TRUST

Ticker:                      Security ID:  38141W273
Meeting Date: JAN 23, 2020   Meeting Type: Special
Record Date:  NOV 04, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Dwight L. Bush           For       For          Management
1.2   Elect Director Kathryn A. Cassidy       For       For          Management
1.3   Elect Director Joaquin Delgado          For       For          Management
1.4   Elect Director Gregory G. Weaver        For       For          Management




========================= Voya Intermediate Bond Fund ==========================


GOLDMAN SACHS TRUST

Ticker:                      Security ID:  38141W273
Meeting Date: JAN 23, 2020   Meeting Type: Special
Record Date:  NOV 04, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Dwight L. Bush           For       For          Management
1.2   Elect Director Kathryn A. Cassidy       For       For          Management
1.3   Elect Director Joaquin Delgado          For       For          Management
1.4   Elect Director Gregory G. Weaver        For       For          Management


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NBCUNIVERSAL ENTERPRISE, INC.

Ticker:                      Security ID:  63946CAE8
Meeting Date: MAY 21, 2020   Meeting Type: Annual
Record Date:  APR 03, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Bernard C. Watson        For       For          Management




========================== Voya Short Term Bond Fund ===========================


GOLDMAN SACHS TRUST

Ticker:                      Security ID:  38141W273
Meeting Date: JAN 23, 2020   Meeting Type: Special
Record Date:  NOV 04, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Dwight L. Bush           For       For          Management
1.2   Elect Director Kathryn A. Cassidy       For       For          Management
1.3   Elect Director Joaquin Delgado          For       For          Management
1.4   Elect Director Gregory G. Weaver        For       For          Management




=================== Voya Strategic Income Opportunities Fund ===================


GOLDMAN SACHS TRUST

Ticker:                      Security ID:  38141W273
Meeting Date: JAN 23, 2020   Meeting Type: Special
Record Date:  NOV 04, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Dwight L. Bush           For       For          Management
1.2   Elect Director Kathryn A. Cassidy       For       For          Management
1.3   Elect Director Joaquin Delgado          For       For          Management
1.4   Elect Director Gregory G. Weaver        For       For          Management



========== END N-PX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYA FUNDS TRUST

By:    /s/ Dina Santoro
       --------------------------
       Dina Santoro
       President

Date:  August 28, 2020